Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

20. Subsequent events

Share Issuance

On January 5, 2026, the Company issued 45,098 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended December 31, 2025.

During the month of January 2026, the Company issued 122,858 shares of common stock in connection with a stockholder’s warrant exercises.

On January 30, 2026, the Company closed the final tranche of the Silver Loan in the principal amount of $4,763,110, being the number of U.S. dollars equal to 50,958 ounces of silver. After deduction of financing costs and the three months ending February 8, 2026, interest payment on the principle amount of ounces outstanding and prepaying some of the May 8, 2026, interest payment the Company received $nil.

In February 2026 571,259 warrants expired unexercised.

During the month of February 2026, the Company issued 187,345 and 1,956 shares of common stock in connection with a stockholder’s warrant and compensation option exercises, respectively.

On February 26, the Company exercised its option by paying C & E $1,939,627 to purchase the leased land parcel from C & E overlaying a portion of the Company’s existing mineral claims package.

On March 5, 2026, the Company closed private placement offering of units (the “LIFE Units”) of the Company. The Company issued 4,308,809 LIFE Units at a price of C$6.30 for gross proceeds of C$27,145,500 (the “Brokered Offering”), which included the full exercise of the agents’ overallotment option.

The Company also issued 255,048 LIFE Units at a price of C$6.30 for gross proceeds of C$1,606,800 under a concurrent private placement, on a non-brokered basis (the “Non-Brokered Offering”, and together with the Brokered Offering, the “Offering”). Each LIFE Unit consists of one share of common stock of the Company (a “Common Share”) and one-half common share purchase warrant of the Company (a “Warrant”). Each Warrant entitles the holder thereof to purchase one additional Common Share at an exercise price of C$10.50 for a period of 36 months from issuance.

In connection with the closing of the Brokered Offering, the Company paid to the Agents aggregate cash fees in the amount of C$1,786,390 and issued to the Agents an aggregate of 258,271 non-transferrable compensation options (“Compensation Options”), representing: (i) 6.0% of the gross proceeds of the Brokered Offering, other than the gross proceeds raised from certain sales pursuant to a president’s list (the “President’s List Sales”); and (ii) 3.0% of the gross proceeds raised from President’s List Sales. Each Compensation Option is exercisable to acquire one Common Share at a price of C$6.30 per share for a period of 24 months from issuance.

Concurrently with the Offering, The Company issued 840,336 shares to a cornerstone investor who exercised existing common share purchase warrants at C$5.95 for proceeds to the Company of C$5,000,000.

The effective date of the Company’s Reverse Stock Split based on a one-for-thirty five (1-for-35) consolidation ratio is March 6, 2026. The Company’s common shares began trading on the TSXV and OTC on a reverse split-adjusted basis under the Company’s existing trade symbol “BNKR” and a temporary trade symbol “BHLL,” respectively, at the opening of the market on March 6, 2026. All shares and per share amounts have been presented in these financial statements on a post consolidation basis.